RELATED PARTY TRANSACTIONS (Details Narrative) - CAD ($)	Dec. 31, 2023	Dec. 31, 2022
Chief Executive Officer [Member]
IfrsStatementLineItems [Line Items]
Convertible debentures and accrued interest	$ 519,589	$ 489,589